SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Finite Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Sep. 30, 2012	Oct. 02, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Balance at beginning of period	$ 116	$ 220	$ 84	$ 217	$ 217	$ 244
Warranty claims paid	(9)	(45)	(35)	(56)	(64)	(79)
Warranty expense (recovery)	(22)	(25)	(80)	(39)	69	(52)
Balance at end of period	$ 129	$ 200	$ 129	$ 200	$ 84	$ 217